CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net Loss	$ (1,180,864)	$ (721,982)	$ (1,673,094)	$ (1,510,636)
Adjustments to reconcile net loss to net cash used in operations:
Bad Debt Expense			798	500
Depreciation	6,679	6,757	14,248	11,335
Amortization of Debt Discount	18,715		260
Amortization	124,425	86,136	181,905	147,006
Stock option compensation expense	77,124	29,124	59,327	69,890
Impairment of Website Assets			70,531	24,716
Common stock issued for services	54,930	37,350	51,630	27,500
Changes in operating assets and liabilities:
Accounts Receivable	3,302	(9,207)	(39,137)	(11,038)
Inventory	37,958	(219,795)	(277,442)	(473,130)
Prepaid expenses and other current assets	52,059	23,908	(23,629)	(44,097)
Other assets	467	(467)	(2,967)	2,120
Accounts payable	(106,298)	(17,181)	45,959	87,456
Net cash used in operating activities	(911,503)	(785,357)	(1,591,611)	(1,668,378)
Cash flows from investing activities:
Purchase of fixed assets	(5,621)	(7,272)	(27,479)	(14,910)
Purchase of websites	(131,237)	(153,000)	(169,500)	(572,000)
Net cash used in investing activities	(136,858)	(160,272)	(196,979)	(586,910)
Cash flows from financing activities:
Sale of common stock	500,000	290,000	1,010,001	705,000
Sale of Preferred stock		400,000	400,000	950,000
Repurchase of common stock
Proceeds from premium finance loan, net of repayment			4,540	20,892
Payments on premium finance loan	(51,337)	(45,237)
Long term Debt - Loan from related parties	300,000		200,000
Net cash provided by financing activities	748,663	644,763	1,614,541	1,675,892
Net increase (decrease) in cash	(299,698)	(300,866)	(174,049)	(579,396)
Cash at beginning of period	416,187	590,236	590,236	1,162,632
Cash at end of period	116,489	289,370	416,187	590,236
Supplemental Disclosure of Cash Flow Information
Cash paid for Interest	13,714	890	2,367	271
Cash paid for Income Taxes
Non-Cash Investing and financing activities
Premium finance loan payable recorded as prepaid	$ 38,060		87,212	20,892
Conversion of related party notes to common stock
Beneficial conversion debt discount to additional paid-in-capital			$ 78,000
Common stock issued for the acquisition of two websites			350,000
Fair value of common stock issued for the acquisition of two websites			$ 262,500
Shares of common stock retired			360,000
Cost of shares retired			$ 2,501
Common stock issued to due Series A, Series B, and Series C stockholders	501,562		289,425
Fair market value of common shares issued to stockholder			$ 217,069